Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2022
Basis of presentation
Basis of presentation
The consolidated financial statements of the Group have been prepared in accordance with the accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Basis of consolidation
Basis of consolidation
The consolidated financial statements of the Group include the financial statements of Hello Group Inc., its subsidiaries, its VIEs and VIEs’ subsidiaries. All inter-company transactions and balances have been eliminated upon consolidation.

Use of estimates
Use of estimates
The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and revenues, cost and expenses in the financial statements and accompanying notes. Significant accounting estimates reflected in the Group’s consolidated financial statements include the useful lives and impairment of property and equipment and intangible assets, the impairment of long-term investments and goodwill, the valuation allowance for deferred tax assets, and share-based compensation.

Cash and cash equivalents
Cash and cash equivalents
Cash and cash equivalents consist of cash on hand and highly liquid investments, which are unrestricted from withdrawal or use, or which have original maturities of three months or less when purchased.

Short-term restricted cash
Short-term restricted cash
Short-term restricted cash represents RMB deposits in restricted bank accounts that cannot be withdrawn related to an ongoing investigation of the alleged illegal activity on the source of the funding consumed on Momo’s platform. The Company considers the expected timing of the release of the restrictions to determine the appropriate financial statement classification.

Short-term deposits	Short-term deposits Short-term deposits consist of bank deposits with an original maturity of over three months but within one year.
Short-term investments
Short-term investments
Short-term investments include wealth management products with a variable interest rate indexed to performance of underlying assets, which are with an original maturity of less than 12 months. The Group elects the fair value option to record the investments at fair value in accordance with ASC 825 Financial Instruments. Changes in the fair value are recorded under “interest income” in the consolidated statements of operations.

Long-term restricted cash
Long-term restricted cash
Long-term restricted cash represents US dollar deposits held in escrow account related to payable to Tantan’s founders in accordance with its share options repurchase agreement. The Company considers the expected timing of the release of the restrictions is more than one year.

Long-term deposits
Long-term deposits
Long-term deposits represent time deposits placed in banks with original maturities of more than one year. Interest earned is recorded as interest income in the consolidated statements of operations during the periods presented.

Accounts receivable
Accounts receivable
Accounts receivable primarily represents the cash due from third-party application stores and other payment channels and advertising customers, net of allowance for doubtful accounts. The Group evaluates its accounts receivable for expected credit losses on a regular basis. The Group maintains an estimated allowance for credit losses based upon its assessment of various factors, including the historical loss experience, the age of accounts receivable balances, credit quality of third-party application stores and other payment channels, advertising customers and other customers, current and future economic conditions and other factors that may affect their ability to pay, to reduce its accounts receivable to the amount that it believes will be collected.

Financial instruments
Financial instruments
Financial instruments of the Group primarily consist of cash and cash equivalents, short-term deposits, short-term investments, restricted cash, long-term deposits, accounts receivable, equity securities without readily determinable fair value, fair value option investment, accounts payable, deferred revenue, convertible senior notes, income tax payable and amount due to related parties.
The Group carries its fair value option investment at fair value. Cash and cash equivalents are recorded at fair value based on the quoted market price in an active market. The carrying values of restricted cash, accounts receivable, accounts payable, deferred revenue, income tax payable and amount due to related parties approximate their fair values. It is not practical to estimate the fair value of the Group’s equity securities without readily determinable fair value because of the lack of quoted market price and the inability to estimate fair value without incurring excessive costs. The fair value of the Company’s convertible senior notes and term deposits are discussed in Note 12.

Foreign currency risk
Foreign currency risk
The Renminbi (“RMB”) is not a freely convertible currency. The State Administration for Foreign Exchange, under the authority of the People’s Bank of China, controls the conversion of RMB into foreign currencies. The value of the RMB is subject to changes in central government policies and to international economic and political developments affecting supply and demand in the China Foreign Exchange Trading System market. Cash and cash equivalents
, restricted cash, short-term investments and term deposits

of the Group included aggregate amounts of RMB14,691 million and RMB12,600 million as of December 31, 2021 and 2022, respectively, which were denominated in RMB.

Equity securities without readily determinable fair value
Equity securities without readily determinable fair value
The Group accounts for equity investments that do not have a readily determinable fair value under the measurement alternative in accordance with ASC Topic 321, Investments—Equity Securities, to the extent such investments are not subject to consolidation or the equity method. Under the measurement alternative, these financial instruments are carried at cost, less any impairment, plus or minus changes resulting from observable price changes in orderly transactions for an identical or similar investment of the same issuer. If the fair value is less than the investment’s carrying value, the Company recognizes an impairment loss in net income equal to the difference between the carrying value and fair value.

Equity method investments
Equity method investments
The investee companies over which the Group has the ability to exercise significant influence, but does not have a controlling interest are accounted for using the equity method. Significant influence is generally considered to exist when the Group has an ownership interest in the voting stock of the investee between 20% and 50%. Other factors, such as representation in the investee’s Board of Directors, voting rights and the impact of commercial arrangements, are also considered in determining whether the equity method of accounting is appropriate. For the investment in limited partnerships, where the Group holds less than a 20% equity or voting interest, the Group’s influence over the partnership operating and financial policies is determined to be more than minor. Accordingly, the Group accounts for these investments as equity method investments.
Under the equity method of accounting, the affiliated company’s accounts are not reflected within the Group’s consolidated balance sheets and consolidated statements of operations; however, the Group’s share of the earnings or losses of the affiliated company is reflected in the caption “share of income (loss) on equity method investments” in the consolidated statements of operations.
An impairment charge is recorded under “share of (loss) income on equity method investments” in the consolidated statements of operations if the carrying amount of the investment exceeds its fair value and this condition is determined to be other-than-temporary.
The Group estimates the fair value of the investee company based on comparable quoted price for similar investment in active market, if applicable, or discounted cash flow approach which requires significant judgments, including the estimation of future cash flows, which is dependent on internal forecasts, the estimation of long term growth rate of a company’s business, the estimation of the useful life over which cash flows will occur, and the determination of the weighted average cost of capital.

Fair value option investments
Fair value option investments
The Group elected the fair value option to account for certain partnership units investment in a private fund, and measured the investment using the net asset value per share based on the practical expedient in ASC Topic 820, Fair Value Measurements and Disclosures (“ASC 820”) (“NAV practical expedient”), whereby the change in fair value is reco gn
ized under “share of (loss) income on equity method investments” in the consolidated statements of operations.

Property and equipment, net
Property and equipment, net
Property and equipment are stated at cost less accumulated depreciation. Depreciation is calculated on a straight-line basis over the following estimated useful lives:

Office equipment	3-5 years
Computer equipment	3 years
Vehicles	5 years
Leasehold improvement	Shorter of the lease term or estimated useful lives

Intangible assets
Intangible assets
Intangible assets acquired through business acquisitions are recognized as assets separate from goodwill if they satisfy either the “contractual-legal” or “separability” criterion. Purchased intangible assets and intangible assets arising from acquisitions are recognized and measured at fair value upon acquisition. Separately identifiable intangible assets that have determinable lives continue to be amortized over their estimated useful lives using the straight-line method as follows:

License	3.2-10 years
Technology	3 years
Active user	5 years
Trade name	10 years

Impairment of long-lived assets with finite lives
Impairment of long-lived assets with finite lives
The Group reviews its long-lived assets, including intangible assets with finite lives, for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset (asset group) may no longer be recoverable. When these events occur, the Group tests the recoverability of the asset (asset group) by comparing the carrying value of the long-lived assets (asset group) to the estimated undiscounted future cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flow is less than the carrying amount of the assets, the Group recognizes an impairment loss based on the fair value of the assets.

Convertible senior notes
Convertible senior notes
The Group determines the appropriate accounting treatment of its convertible senior notes in accordance with the terms in relation to the conversion feature, call and put options, and beneficial conversion feature. After considering the impact of such features, the Group may account for such instrument as a liability in its entirety, or separate the instrument into debt and equity components following the respective guidance described under ASC 815 “Derivatives and Hedging” and ASC 470 “Debt”. The debt discount, if any, together with the related issuance cost are subsequently amortized as interest expense, using the effective interest method, from the issuance date to the earliest maturity date. Interest expenses are recognized in the consolidated statements of operations in the period in which they are incurred.

Fair value
Fair value
Fair value is the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

Authoritative literature provides a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. An asset or liability categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement as follows:
Level 1
Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.
Level 2
Level 2 applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the assets or liabilities such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.
Level 3
Level 3 applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

Revenue recognition
Revenue recognition
The Group principally derives its revenue from live video services, value-added services, mobile marketing services, mobile games and other services. The Group recognizes revenue when control of the promised goods or services are transferred to the customers, in an amount that reflects the consideration that the Group expects to receive in exchange for those goods or services. The Group applied the five steps method outlined in ASC Topic 606, Revenue from Contracts with Customers (“Topic 606”) to all revenue streams. In addition, the standard requires disclosures of the nature, amount, timing and uncertainty of revenue and cash flows arising from contracts with customers.
For the years ended December 31, 2020, 2021 and 2022, the Group’s revenue is reported net of discounts, value added tax and surcharges.

The following table provides information about disaggregated revenue by types, including a reconciliation of the disaggregated revenue with the Group’s reportable segments:

	For the year ended December 31, 2022

	Momo	Tantan	QOOL
	RMB	RMB	RMB
Live video service	5,966,323	544,137	—
Value-added services	5,183,302	823,716	—
Mobile marketing	124,956	—	—
Mobile games	55,732	—	—
Other services	4,781	—	1,225

Total	11,335,094	1,367,853	1,225

	For the year ended December 31, 2021

	Momo	Tantan	QOOL
	RMB	RMB	RMB
Live video service	7,475,809	903,136	—
Value-added services	4,845,744	1,126,048	—
Mobile marketing	159,010	—	—
Mobile games	47,712	—	—
Other services	12,930	—	5,330

Total	12,541,205	2,029,184	5,330

	For the year ended December 31, 2020

	Momo	Tantan	QOOL
	RMB	RMB	RMB
Live video service	8,638,810	998,769	—
Value-added services	3,742,637	1,369,545	—
Mobile marketing	198,197	—	—
Mobile games	39,564	—	—
Other services	11,911	—	24,755

Total	12,631,119	2,368,314	24,755

(a)	Live video service
The Group is principally engaged in providing live video services whereby users can enjoy live performances and interact with the broadcasters for free during the performance. Broadcasters can either host the performance on their own or join a talent agency. The Group generates revenue from sales of virtual items to its customers. The Group designs, creates and offers various virtual items for sales to users with pre-determined
stand-alone selling price, which if users chose to, can be purchased and be presented to the broadcasters to show their support during their live video performance. The Group has a recharge system for users to purchase the Group’s virtual currency that can then be used to purchase virtual items on the Group’s platform. Users can recharge via various third-party application stores and other payment channels. Virtual currency is non-refundable
and does not have any expiration date. Based on the turnover history of virtual currency, the Group determined that the virtual currency is often consumed soon after it is purchased and accordingly, the Group concluded that any breakage would be insignificant. Unconsumed virtual currency is recorded as deferred revenue. Virtual currencies used to purchase virtual items are recognized as revenue according to the prescribed revenue recognition policies of virtual items addressed below unless otherwise stated. All virtual items are non-refundable,
consumed at a
point-in-time
and expire in a few days after the purchase. Under arrangements entered into with broadcasters and talent agencies, the Group shares a portion of the revenues derived from the sales of virtual items with them (“Revenue Sharing”).
The Group has evaluated and determined that it is the principal and views the users to be its customers. Specifically, the Group controls the virtual items before they are transferred to users. Its control is evidenced by the Group’s sole ability to monetize the virtual items before they are transferred to users, and is further supported by the Group being primarily responsible to the users for the delivery of the virtual items as well as having full discretion in establishing pricing for the virtual items. Accordingly, the Group reports its live video service revenues on a gross basis with amounts billed to users for the virtual items recorded as revenues and the Revenue Sharing paid to broadcasters and talent agencies recorded as cost of revenues. Sales proceeds are initially recorded as deferred revenue and recognized as revenue based on the consumption of the virtual items. The Group has determined that the virtual items represent one performance obligation in the live video service. Revenue related to each of the virtual items is recognized at the point-in-
time when the virtual item is transferred directly to the broadcasters and consumed by users. Although some virtual items have expiry dates, the Group considers that the impact of breakage for the virtual items is insignificant as historical data shows that virtual items are consumed shortly after they are released to users and the forfeiture rate remains relatively low for the periods presented. The Group does not have further performance obligations to the users after the virtual items are consumed.
Users also have the right to purchase various combinations of virtual items and virtual item coupons in the live video, which are generally capable of being distinct. Specifically, the Group enters into certain contracts with its users where virtual item coupons are granted to users with a purchase. The virtual item coupons can be used by the users to exchange for free virtual items in the future. Such virtual item coupons typically expire a few days after being granted. The Group has determined that the virtual item coupons represent a material right under Topic 606 which is recognized as a separate performance obligation at the outset of the arrangement. Judgment is required to determine the standalone selling price for each distinct virtual item and virtual item coupon. The Group allocates the consideration to each distinct virtual item and virtual item coupon based on their relative standalone selling prices. In instances where standalone selling price is not directly observable as the Group does not sell the virtual items or virtual item coupons separately, the Group determines the standalone selling price based on pricing strategies, market factors and strategic objectives. The Group recognizes revenue for each of the distinct virtual item in accordance with the revenue recognition method discussed above unless otherwise stated. Revenue for the virtual item coupons is recognized when the virtual items purchased with the virtual item coupons are consumed. Although virtual item coupons have expiry dates, the Group considers that the impact of breakage for the virtual item coupons is insignificant as historical data shows that virtual item coupons are consumed shortly after they are released to users.
The Group does not provide any right of return and does not provide any other credit or incentive to its users.

(b)	Value-added services
Value-added services revenues mainly include membership subscription revenue and virtual gift service revenue. Membership subscription is a service package which enables members to enjoy additional functions and privileges. The contract period for the membership subscription ranges from one month to one year. All membership subscription is nonrefundable. The Group has determined that its membership subscription services represent one performance obligation. The Group collects membership subscription in advance and records it as deferred revenue. Revenue is recognized ratably over the contract period as the membership subscription services are delivered.
Virtual gift service enhances users’ experience of interaction and social networking with each other. Generally, users are able to purchase virtual items and send them to other users The Group shares a portion of the revenues derived from the sales of virtual items with the recipients of the virtual items. All virtual items are nonrefundable, typically consumed at a point-in-time
and expire a few days after the purchase. Although some virtual items have expiry dates, the Group considers that the impact of breakage for the virtual items is insignificant as historical data shows that virtual items are consumed shortly after they are released to users, and the forfeiture rate remains relatively low for the periods presented. The Group collects the cash from the purchase of virtual items and recognized the sales of virtual items when the performance obligation is satisfied. The Group has determined that it has one single performance obligation which is the display of the virtual item for the users who purchase them. Revenues derived from the sales of virtual items are recorded on a gross basis as the Group has determined that it is the principal in providing the virtual gift services for the same reasons outlined in the revenue recognition policy for its live video services. The portion paid to gift recipients is recognized as cost of revenues.
For virtual gift service, the Group also provides various combinations of virtual items for users to purchase and grant virtual item coupons with the purchase, similar to its live video service. For the same reasons and with the same methods outlined in the revenue recognition policy for its live video services, the Group recognizes revenue for each of the distinct virtual item and recognizes revenue for the virtual item coupons when the virtual items purchased with the virtual item coupons are consumed. Although virtual item coupons have expiry dates, the Group considers that the impact of breakage for the virtual item coupons is insignificant as historical data shows that virtual item coupons are consumed shortly after they are released to users.

(c)	Mobile marketing
The Group provides advertising and marketing solutions to customers for promotion of their brands and conduction of effective marketing activities through its mobile application.
Display-based mobile marketing services
For display-based online advertising services, the Group has determined that its mobile marketing services represent one performance obligation. Accordingly, the Group recognizes mobile marketing revenue ratably over the period that the advertising is provided commencing on the date the customer’s advertisement is displayed, or based on the number of times that the advertisement has been displayed for cost per thousand impressions advertising arrangements.

Performance-based mobile marketing services
The Group also enables advertising customers to place links on its mobile platform on a pay-for-effectiveness
basis, which is referred to as the cost for performance model. The Group charges fees to advertising customers based on the effectiveness of advertising links, which is measured by active clicks. The Group has determined that its mobile marketing services represent one performance obligation. Accordingly, the Group recognizes mobile marketing revenue based on sales of effective clicks. Revenue is estimated by the Group based on its internal data, which is confirmed with respective customers periodically.
The Group’s mobile marketing revenues are recognized net of agency rebates, if applicable. Agency rebates have not been material for the years ended December 31, 2020, 2021 and 2022.

(d)	Mobile games
The Group operates mobile games including both self-developed and licensed mobile games and generates mobile game revenues from the sales of in-game
virtual currencies or virtual items.
The Group records revenue generated from mobile games on a gross basis if the Group acts as the principal in the mobile game arrangements under which the Group controls the specified services before they are provided to the customers. The Group determines that it has a single performance obligation to the players who purchased the virtual items to gain an enhanced game-playing experience over the playing period of the paying players. Specially, the Group is primarily responsible for fulfilling the promise to provide maintenance services and has discretion in setting the price for virtual currencies or virtual items to the customers. Accordingly, the Group recognizes revenues ratably over the estimated average period of player relationship starting from the point in time when the players purchase the virtual items and once all other revenue recognition criteria are met.
For arrangements that the Group has determined that it is not the principal, the Group considers the game developers to be its customers and records revenue on a net basis based on the ratios pre-determined
with the online game developers when all the revenue recognition criteria set forth in Topic 606 are met, which is generally when the user consumes virtual currencies issued by the game developers. Specifically, the Group has determined that it has no additional performance obligation to the developers or game players upon completion of the corresponding in-game
purchase.

(e)	Other services
Revenues from other services mainly consisted of music service revenues, film distribution service, film promotion service and peripheral products.

Practical expedients and exemptions
Practical expedients and exemptions
The Group’s contracts have an original duration of one year or less. Accordingly, the Group does not disclose the value of unsatisfied performance obligations. Additionally, the Group generally expenses sales commissions when incurred because the amortization period would have been one year or less. These costs are recorded within selling and marketing expenses.

Contract balances
Contract balances
Contract balances include accounts receivable and deferred revenue. Accounts receivable represent cash due from third-party application stores and other payment channels as well as from advertising customers and are recorded when the right to consideration is unconditional. The Group evaluates its accounts receivable for expected credit losses on a regular basis. The Group recorded no material impairment charges related to contract assets in the period. Deferred revenue primarily includes cash received from paying users related to the Group’s live video service and value-added service as well as cash received from the Group’s advertising customers. Deferred revenue is recognized as revenue over the estimated service period or when all of the revenue recognition criteria have been met. Revenue recognized in 2021 and 2022 that was included in the deferred revenue balance as of January 1, 2021 and 2022 were RMB511,617 and RMB539,967, respectively.

Cost of revenues
Cost of revenues
Cost of revenues consist of expenditures incurred in the generation of the Group’s revenues, including but not limited to revenue sharing with the broadcasters, talent agencies, gift recipients resulting from the sales of virtual items, commission fee paid to third-party application stores and other payment channels, bandwidth costs, salaries and benefits paid to employees, depreciation and amortization and production cost in connection with the television content and films. These costs are expensed as incurred except for the direct and incremental platform commission fees to third-party application stores and other payment channels and production cost in connection with the television content and films which are deferred in “Prepaid expenses and other current assets” on the consolidated balance sheets. Such deferred costs are recognized in the consolidated statements of operations in “Cost of revenues” in the period in which the related revenues are recognized.

Government subsidies
Government subsidies
Government subsidies primarily consist of financial subsidies received from provincial and local governments for operating a business in their jurisdictions and compliance with specific policies promoted by the local governments. For certain government subsidies, there are no defined rules and regulations to govern the criteria necessary for companies to receive such benefits, and the amount of financial subsidy is determined at the discretion of the relevant government authorities.
The Group records government subsidies as other operating income when received from the local government authority, because the government subsidies are not subject to further performance obligations or future returns. Government subsidies recorded as other operating income amounted to RMB142,061, RMB63,615 and RMB23,593 for the years ended December 31, 2020, 2021 and 2022, respectively.

Research and development expenses
Research and development expenses
Research and development expenses primarily consist of (i) salaries and benefits for research and development personnel, and (ii) technological service fee, depreciation and office rental expenses associated with the research and development activities. The Group’s research and development activities primarily consist of the research and development of new features for its mobile platform and its self-developed mobile games. The Group has expensed all research and development expenses when incurred.

Value added taxes ("VAT")
Value added taxes (“VAT”)
Entities that are VAT general taxpayers are allowed to offset qualified input VAT paid to suppliers against their output VAT liabilities. Net VAT balance between input VAT and output VAT is recorded in accrued expenses and other current liabilities on the consolidated balance sheets. Revenue is recognized net of VAT amounted to RMB1,266,603, RMB1,136,147 and RMB977,780 for the years ended December 31, 2020, 2021 and 2022, respectively.

Income taxes
Income taxes
Current income taxes are provided for in accordance with the laws of the relevant tax authorities. Deferred income taxes are recognized when temporary differences exist between the tax bases of assets and liabilities and their reported amounts in the consolidated financial statements. Net operating loss carry forwards and credits are applied using enacted statutory tax rates applicable to future years. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more-likely-than-not
that a portion of or all of the deferred tax assets will not be realized.
Deferred income taxes are recognized on the undistributed earnings of subsidiaries, which are presumed to be transferred to the parent company and are subject to withholding taxes, unless there is sufficient evidence to show that the subsidiary has invested or will invest the undistributed earnings indefinitely or that the earnings will be remitted in a tax-free
liquidation.
The impact of an uncertain income tax position on the income tax return is recognized at the largest amount that is more-likely-than- not to be sustained upon audit by the relevant tax authority. An uncertain income tax position will not be recognized if it has less than a 50% likelihood of being sustained. Interest and penalties on income taxes will be classified as a component of the provisions for income taxes.

Foreign currency translation
Foreign currency translation
The reporting currency of the Company is the Renminbi (“RMB”). The functional currency of the Company is the US dollar (“US$”). The Company’s operations are principally conducted through the subsidiaries, its VIEs and VIEs’ subsidiaries located in the PRC where the local currency is the functional currency.
Monetary assets and liabilities denominated in currencies other than the functional currency are translated into the functional currency at the rates of exchange in place at the balance sheet date. Transactions in currencies other than the functional currency during the year are converted into the functional currency at the applicable rates of exchange prevailing when the transactions occurred. Transaction gains and losses are recognized in the consolidated statement of operations.
Assets and liabilities of the Group companies are translated from their respective functional currencies to the reporting currency at the exchange rates at the balance sheet dates, equity accounts are translated at historical exchange rates and revenues and expenses are translated at the average exchange rates in effect during the reporting period. The resulting foreign currency translation adjustments are recorded in other comprehensive income (loss).
Translations of amounts from RMB into US$ for the convenience of the reader were calculated at the noon buying rate of US$1.00 = RMB6.8972 on the last trading day of 2022 (December 30, 2022) representing the certificated exchange rate published by the Federal Reserve Board. No representation is made that the RMB amounts could have been, or could be, converted, realized or settled into US$ at such rate, or at any other rates.

Leases
Leases
The Group leases administrative office spaces and internet data center (“IDC”) facilities in different cities in the PRC under operating leases. The Group determines whether an arrangement constitutes a lease and records lease liabilities and right-of-use
assets on its consolidated balance sheets at the lease commencement. The Group elected the practical expedient not to separate lease and non-lease
components of contracts, except for bandwidth service included in IDC facilities lease contracts. The Group measures its lease liabilities based on the present value of the total lease payments not yet paid discounted based on its incremental borrowing rate, as the rate implicit in the lease is not readily available. The Group’s incremental borrowing rate is the estimated rate the Group would be required to pay for a collateralized borrowing equal to the total lease payments over the term of the lease. The Group estimates an incremental borrowing rate based on the credit quality of the Group and by comparing interest rates available in the market for similar borrowings, and adjusting this amount based on the impact of collateral over the term of each lease. The Group measures right-of-use
assets based on the corresponding lease liability adjusted for payments made to the lessor at or before the commencement date, and initial direct costs it incurs under the lease. The Group begins recognizing rental expense when the lessor makes the underlying asset available to the Group. The Group’s leases have remaining lease terms of up to approximately three years, some of which include options to extend the leases for an additional period which has to be agreed with the lessors based on mutual negotiation. After considering the factors that create an economic incentive, the Group did not include renewal option periods in the lease term for which it is not reasonably certain to exercise.
For short-term leases, the Group records rental expense in its consolidated statements of operations on a straight-line basis over the lease term. The Group also elected the exemption for contracts with lease terms of 12 months or less.

Advertising expenses
Advertising expenses
Advertising expenses, including advertisements through various forms of media and marketing and promotional activities, are included in “sales and marketing expense” in the consolidated statements of operations and are expensed when incurred. Total advertising expenses incurred were RMB2,255,519, RMB2,192,512 and RMB1,766,995 for the years ended December 31, 2020, 2021 and 2022, respectively.

Comprehensive income(loss)
Comprehensive income (loss)
Comprehensive income (loss) includes net income (loss) and foreign currency translation adjustments. Comprehensive income (loss) is reported in the consolidated statements of comprehensive income (loss).

Share-based compensation
Share-based compensation
Share-based payment transactions with employees, executives and consultants are measured based on the grant-date fair value of the equity instrument issued and recognized as compensation expense net of a forfeiture rate on a straight-line basis, over the requisite service period, with a corresponding impact reflected in additional paid-in
capital.

The estimate of forfeiture rate is adjusted over the requisite service period to the extent that actual forfeiture rate differs, or is expected to differ, from such estimates. Changes in estimated forfeiture rate is recognized through a cumulative catch-up
adjustment in the period of change.
Changes in the terms or conditions of share options are accounted as a modification. The Group calculates the excess of the fair value of the modified option over the fair value of the original option immediately before the modification, measured based on the share price and other pertinent factors at the modification date. For vested options, the Group recognizes incremental compensation cost in the period that the modification occurred. For unvested options, the Group recognizes, over the remaining requisite service period, the sum of the incremental compensation cost and the remaining unrecognized compensation cost for the original award on the modification date.

Earnings per share
Net income (loss) per share
Basic net income (loss) per ordinary share is computed by dividing net income (loss) attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the period.
Diluted net income (loss) per ordinary share reflect the potential dilution that could occur if securities were exercised or converted into ordinary shares. The Group had share options, restricted share units and convertible senior notes, which could potentially dilute basic earnings per share in the future. To calculate the number of shares for diluted net income (loss) per ordinary share, the effect of the share options and restricted share units is computed using the treasury stock method, and the effect of the convertible senior notes is computed using the as-if-converted
method.

Recent accounting pronouncements adopted
Recent accounting pronouncements adopted
In August 2020, the FASB issued ASU 2020-06, Debt — Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging — Contracts in Entity’s Own Equity (Subtopic 815-40) (“ASU 2020-06”). ASU 2020-06 simplifies the accounting for certain financial instruments with characteristics of liabilities and equity, including convertible instruments and contracts on an entity’s own equity. The key amendments in ASU 2020-06 include: a. removing from U.S. GAAP the separation models for (1) convertible debt with a CCF and (2) convertible instruments with a BCF; b. amending diluted EPS calculations for convertible instruments to require if-converted method; and c. amending the requirements for a contract (or embedded derivative) that is potentially settled in an entity’s own shares to be classified in equity. For public business entities that are not smaller reporting companies, the amendments in ASU 2020-06 are effective for fiscal years beginning after December 15, 2021, and interim periods within those fiscal years. The Group adopted ASU 2020-06 on January 1, 2022 and the adoption did not have a material impact on the Group’s consolidated financial statements.
In May 2021, the FASB issued ASU No. 2021-04, Earnings Per Share (Topic 260), Debt — Modifications and Extinguishments (Subtopic 470-50), Compensation — Stock Compensation (Topic 718), and Derivatives and Hedging — Contracts in Entity’s Own Equity (Subtopic 815-40) to clarify and reduce diversity in an issuer’s accounting for modifications or exchanges of freestanding equity classified written call options (for example, warrants) that remain equity classified after modification or exchange. The a
m
endments in this update are effective for all entities for fiscal years beginning after December 15, 2021, including interim periods within those fiscal years. An entity should apply the amendments prospectively to modifications or exchanges occurring on or after the effective date of the amendments. The Group adopted ASU 2021-04 on January 1, 2022 and the adoption did not have a material impact on the Group’s consolidated financial statements.
In November 2021, FASB issued ASU 2021-10, Government Assistance (Topic 832): Disclosures by Business Entities about Government Assistance, which requires business entities to provide certain disclosures when they have received government assistance and use a grant or contribution accounting model by analogy to other accounting guidance. The ASU 2021-10 requires a business entity that has received government assistance must disclose: (a) the nature of the transactions, including a general description of the transactions and the form in which the assistance has been received; (b)the accounting policies used to account for the transactions; and (c) the line items on the balance sheet and income statement that are affected by the transactions, and the amounts applicable to each financial statement line item in the current reporting period. The guidance in ASU 2021-10 is effective for all entities for fiscal years beginning after December 15, 2021. The Group adopted ASU 2021-10 on January 1, 2022 and the adoption did not have a material impact on the Group’s consolidated financial statements.

Recent accounting pronouncements not yet adopted
Recent accounting pronouncements not yet adopted
In October 2021, the FASB issued ASU No. 2021-08, Business Combinations (Topic 805): Accounting for Contract Assets and Contract Liabilities from Contracts with Customers (ASU 2021-08), which clarifies that an acquirer of a business should recognize and measure contract assets and contract liabilities in a business combination in accordance with Topic 606, Revenue from Contracts with Customers The new amendments are effective for fiscal years beginning after December 15, 2022, including interim periods within those fiscal years. The amendments should be applied prospectively to business combinations occurring on or after the effective date of the amendments, with early adoption permitted. The Group is in the process of evaluating the impact of the adoption of this pronouncement on its consolidated financial statements.

In

June 2022, the FASB issued ASU
2022-03,
“Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions”, which clarifies that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. The amendments also clarify that an entity cannot, as a separate unit of account, recognize and measure a contractual sale restriction. This guidance also requires certain disclosures for equity securities subject to contractual sale restrictions. This guidance is effective for fiscal years beginning after December 15, 2023, and interim periods within those fiscal years, with early adoption permitted.
 The Group is in the process of evaluating the impact of the adoption of this pronouncement on its consolidated financial statements.

Revenues [Member]
Concentration of credit risk and revenue	Concentration of revenue No user or customer accounted for 10% or more of net revenues for the years ended December 31, 2020, 2021 and 2022, respectively.
Accounts Receivable [Member]
Concentration of credit risk and revenue
Concentration of credit risk
Financial instruments that potentially expose the Group to concentration of credit risk consist primarily of cash and cash equivalents, short-term deposits, short-term
investments, restricted cash, long-term deposits and accounts receivable. The Group places their cash with financial institutions with high-credit ratings and quality.
Third-party application stores and other payment channels accounting for 10% or more of accounts receivables are as follows:

	As of December 31,

	2021	2022
A	20%	18%
B	16%	15%
Users or customers accounting for 10% or more of accounts receivables is as follows:

	As of December 31,

	2021	2022
C	8%	12%